Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Summary of Components Comprising Basic and Diluted Earnings Per Share
The following is a summary of the components comprising basic and diluted earnings per share (“EPS”):

	In Thousands (except share data)
	2016	2015	2014
Basic EPS Computation:
Numerator - Earnings available to common stockholders	$25,633	23,863	20,777
Denominator - Weighted average number of common shares outstanding	10,279,332	10,165,477	10,062,783
Basic earnings per common share	$2.49	2.35	2.06
Diluted EPS Computation:
Numerator - Earnings available to common stockholders	$25,633	23,863	20,777
Denominator:
Weighted average number of common shares outstanding	10,279,332	10,165,477	10,062,783
Dilutive effect of stock options	4,996	4,703	5,857
	10,284,328	10,170,180	10,068,640
Diluted earnings per common share	$2.49	2.35	2.06